Schedule II - Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 03, 2019	Nov. 04, 2018	Oct. 29, 2017
Distributor Credit Allowances
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 151	$ 177	$ 252
Additions to allowances	705	882	1,176
Charges utilized / Write-offs	(703)	(908)	(1,251)
Balance at end of period	153	151	177
Other Accounts Receivable Allowances
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	12	31	40
Additions to allowances	99	116	49
Charges utilized / Write-offs	(73)	(135)	(58)
Balance at end of period	38	12	31
Income Tax Valuation Allowances
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	1,347	1,447	1,003
Additions to allowances	283	314	460
Charges utilized / Write-offs	(68)	(414)	(16)
Balance at end of period	$ 1,562	$ 1,347	$ 1,447